SEGMENT REPORTING (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Segment Reporting Information [Line Items]
Revenue from services	$ 570,341	$ 540,768	$ 431,943
Gross profit	211,166	205,880	140,471
IA [Member]
Segment Reporting Information [Line Items]
Revenue from services	233,798	224,793	172,667
Costs of revenue	139,010	135,633	106,583
Gross profit	94,788	89,160	66,084
Rail [Member]
Segment Reporting Information [Line Items]
Revenue from services	208,917	190,645	155,732
Costs of revenue	109,567	90,574	86,128
Gross profit	99,350	100,071	69,604
M&E [Member]
Segment Reporting Information [Line Items]
Revenue from services	127,626	125,330	103,544
Costs of revenue	110,598	108,681	98,761
Gross profit	17,028	16,649	4,783
Consolidated [Member]
Segment Reporting Information [Line Items]
Revenue from services	570,341	540,768	431,943
Costs of revenue	359,175	334,888	291,472
Gross profit	211,166	205,880	140,471
Integrated solutions contracts revenue
Segment Reporting Information [Line Items]
Revenue from services	467,371
Integrated solutions contracts revenue | IA [Member]
Segment Reporting Information [Line Items]
Revenue from services	191,668	178,769	136,449
Integrated solutions contracts revenue | Rail [Member]
Segment Reporting Information [Line Items]
Revenue from services	148,365	162,696	145,815
Integrated solutions contracts revenue | M&E [Member]
Segment Reporting Information [Line Items]
Revenue from services	127,338	124,996	103,236
Integrated solutions contracts revenue | Consolidated [Member]
Segment Reporting Information [Line Items]
Revenue from services	467,371	466,461	385,500
Product [Member]
Segment Reporting Information [Line Items]
Revenue from services	33,102
Costs of revenue	7,571	10,770	9,971
Product [Member] | IA [Member]
Segment Reporting Information [Line Items]
Revenue from services	27,390	35,387	28,738
Product [Member] | Rail [Member]
Segment Reporting Information [Line Items]
Revenue from services	5,712	4,846	3,927
Product [Member] | M&E [Member]
Segment Reporting Information [Line Items]
Revenue from services	0	0	0
Product [Member] | Consolidated [Member]
Segment Reporting Information [Line Items]
Revenue from services	33,102	40,233	32,665
Maintenance [Member]
Segment Reporting Information [Line Items]
Revenue from services	67,625
Maintenance [Member] | IA [Member]
Segment Reporting Information [Line Items]
Revenue from services	13,978	9,547	6,947
Maintenance [Member] | Rail [Member]
Segment Reporting Information [Line Items]
Revenue from services	53,359	21,390	4,733
Maintenance [Member] | M&E [Member]
Segment Reporting Information [Line Items]
Revenue from services	288	334	308
Maintenance [Member] | Consolidated [Member]
Segment Reporting Information [Line Items]
Revenue from services	67,625	31,271	11,988
Extended Warranty Service Revenue [Member]
Segment Reporting Information [Line Items]
Revenue from services	2,243
Extended Warranty Service Revenue [Member] | IA [Member]
Segment Reporting Information [Line Items]
Revenue from services	762	1,090	533
Extended Warranty Service Revenue [Member] | Rail [Member]
Segment Reporting Information [Line Items]
Revenue from services	1,481	1,713	1,257
Extended Warranty Service Revenue [Member] | M&E [Member]
Segment Reporting Information [Line Items]
Revenue from services	0	0	0
Extended Warranty Service Revenue [Member] | Consolidated [Member]
Segment Reporting Information [Line Items]
Revenue from services	$ 2,243	$ 2,803	$ 1,790